UNITED STATES
                    SECURITIES AND EXCHANGE   COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Owenoke Capital Management, LLC
Address:  150 E. 58th St. 21st Floor
          New York, NY  10155

Form 13F File Number:    28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Korus
Title:    Managing Member
Phone:    212 223-2800

Signature, Place and Date of Signing:
David R. Korus                New York, NY        August 4, 2006
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F   COMBINATION REPORT.  (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:      $192,160 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER              TITL   CUSIP     VALUE     SHARES           PUT/CA INV.   OTHER  VOTING
                            E OF             X1000                      LL     DISC.  MGR    AUTH
                            CLAS
                            S
                                                                                                 SOLE

ADVANCED ENERGY INDS INC    COM    00797310  265       20,000     SH           SOLE          20,000
                                   0
AMIS HOLDINGS INC           COM    03153810  1,070     107,024    SH           SOLE          107,024
                                   1
AMKOR TECHNOLOGY            COM    03165210  899       95,000     SH           SOLE          95,000
                                   0
ANADIGICS                   COM    03251510  6,720     1,000,000  SH           SOLE          1,000,000
                                   8
ANALOG DEVICES              COM    03265410  4,696     146,100    SH           SOLE          146,100
                                   5
APPLE COMPUTER              COM    03783310  727       12,700     SH           SOLE          12,700
                                   0
APPLIED FILMS CORP.         COM    03819710  1,425     50,000     SH           SOLE          50,000
                                   9
APPLIED MICRO CIRCUITS      COM    03822W10  1,365     500,000    SH           SOLE          500,000
                                   9
BORLAND SOFTWARE            COM    09984910  2,852     540,200    SH           SOLE          540,200
CORPORATION                        1
BROOKS AUTOM                COM    11434010  1,552     131,500    SH           SOLE          131,500
                                   2
FLEXTRONICS INTERNAT IONAL  COM    Y2573F10  3,664     345,000    SH           SOLE          345,000
                                   2
FOCUS ENHANCEMENTS INC      COM    34415910  98        100,000    SH           SOLE          100,000
                                   8
GATEWAY INC                 CALL   36762690  380       200,000    SH    CALL   SOLE          200,000
                                   8
GOOGLE INC CL A             CALL   38259P90  83,866    200,000    SH    CALL   SOLE          200,000
                                   8
INTEGRATED DEVICE           COM    45811810  4,254     300,000    SH           SOLE          300,000
TECHNOLOGY                         6
INTEL CORP                  COM    45814010  4,066     214,000    SH           SOLE          214,000
                                   0
INTERWOVEN INC              COM    46114T50  1,008     117,500    SH           SOLE          117,500
                                   8
IONA TECHNOLOGIES PLC ADR   COM    46206P10  248       57,100     SH           SOLE          57,100
                                   9
KEMET CORP                  COM    48836010  1,844     200,000    SH           SOLE          200,000
                                   8
LATTICE SEMICONDUCTOR       COM    51841510  2,781     450,000    SH           SOLE          450,000
                                   4
LUCENT TECHNOLOGIES INC ST  COM    54946310  1,210     500,000    SH           SOLE          500,000
                                   7
MENTOR GRAPHICS CORP        COM    58720010  2,584     199,100    SH           SOLE          199,100
                                   6
MICROCHIP TECHNOLOGY INC    PUT    59501795  2,516     75,000     SH    PUT    SOLE          75,000
                                   4
MICRON TECHNOLOGY           COM    59511210  6,024     400,000    SH           SOLE          400,000
                                   3
PMC-SIERRA                  COM    69344F10  4,291     456,500    SH           SOLE          456,500
                                   6
PORTALPLAYER INC            COM    73618720  1,766     180,000    SH           SOLE          180,000
                                   4
SEMICONDUCTOR HLDRS TR DEP  COM    81663620  14,810    450,000    SH           SOLE          450,000
RCPT                               3
SIERRA WIRELESS, INC        COM    82651610  5,412     300,000    SH           SOLE          300,000
                                   6
SIRF TECHNOLOGY HOLDINGS    COM    82967H10  5,435     168,671    SH           SOLE          168,671
INC                                1
SONUS NETWORKS INC          COM    83591610  2,475     500,000    SH           SOLE          500,000
                                   7
STELLENT INC                COM    85856W10  239       25,000     SH           SOLE          25,000
                                   5
TAIWAN SEMICONDUCTOR        COM    87403910  5,673     617,992    SH           SOLE          617,992
                                   0
SELECT SECTOR SPDR TR SBI   COM    81369Y80  15,248    750,000    SH           SOLE          750,000
INT-TECH                           3
TERADYNE INC                COM    88077010  697       50,000     SH           SOLE          50,000
                                   2



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